Transfer of Financial Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Transfers and Servicing [Abstract]
Trade accounts receivable sold	¥ 84,718	¥ 73,185	¥ 53,267